RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS

26.   RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS

The Group’s lease contracts largely relate to leases of cellular sites (i.e. land, space in cell towers or rooftop surface areas), network infrastructure, and retail stores as well as buildings used for administrative or technical purposes.

The Group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease agreements (including sub-lease and lease of intangible assets), which conveys the right to control the use of identified assets for a period of time in exchange for consideration, except for short-term leases (with a lease term of 12 months or less). For these leases, the Group recognizes the lease payments as operating expenses over the term of the lease. When identifying the lease, the Group uses practical expedient of IFRS 16 permitting the lessee not to separate the non-lease components of the contract and, instead, to account for any lease and associated non-lease components as a single arrangements.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the incremental borrowing rate of the Group. The incremental borrowing rate of the Group is determined based on the credit spreads of the Group debt instruments in relation to the zero-coupon yield curve for government securities. The lease payments include fixed payments, variable payments that depend on index or rate, amounts expected to be paid under residual value guarantee, the exercise price under a purchase option the Group is reasonably certain to exercise as well as early termination fees unless the Group is reasonably certain not to terminate earlier. Variable payments that depend on external factors (such as sale volume of a particular retail store) are expensed as incurred.

Lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option. A corresponding adjustment is made to the carrying amount of the right-of-use assets, or is recorded in profit or loss if the carrying amount of right-of-use asset had been reduced to zero.

Right-of-use assets are initially measured at cost, which is the initial amount of lease liability adjusted for any lease payments made at or before the commencement date, plus any direct costs incurred and an estimate of costs to dismantle, remove or restore the underlying asset less any lease incentives received.

Right-of-use assets are subsequently amortized on a straight-line basis over the expected lease term. The lease term corresponds to the non-cancellable period of each contract except in cases where the Group is reasonably certain of exercising renewal or termination options. When assessing the lease term, the Group considers all facts and circumstances that create an economic incentive for the Group to exercise the option to extend the lease, such as useful life of the asset located on the leased site, sites replacement statistics, sequence of technology change, profitability of our retail stores as well as costs to terminate or enter into lease contracts.

The table below summarises the estimated terms, over which the right-of-use assets are amortized:

Sites for placement of network equipment and base stations inside the buildings	10 years
Sites for placement of network equipment and base stations on land	20 years
Retail stores	Up to 8 years
Administrative offices, warehouses, parking garages	not less than 3 years
Vehicles	4–5 years

The following table presents a summary of net book value of right-of-use assets:

	December 31,
	2020	2019
Sites for placement of network and base station equipment	93,948	93,694
Land and buildings	36,468	45,020
Vehicles and other	87	103
Right-of-use assets, net	130,503	138,817

Depreciation of the right-of-use assets for the years ended December 31, 2020, 2019 and 2018 included in depreciation and amortization expense  in the accompanying consolidated statement of profit or loss was as follows, whereas RUB 3, RUB 1,644 and RUB 1,388 million, respectively were recognized as part of loss from discontinued operation in the accompanying consolidated statements of profit or loss:

	2020	2019	2018
Sites for network and base station equipment	6,903	6,900	7,784
Land and buildings	11,903	11,968	10,955
Vehicles and other	43	404	135
Exclusive rights for trademarks	—	693	694
Depreciation charge, total	18,849	19,965	19,568

Additions to the assets leased during the years ended December 31, 2020,  2019 and 2018 amounted to RUB 13,102, RUB 20,436 and RUB 22,572 million.

Interest expense accrued on lease obligations for the years ended December 31, 2020,  2019 and 2018 in the amount of RUB 12,277, RUB 13,416 and RUB 12,852 million, respectively, were included in finance costs, whereas RUB 1, RUB 1,246 and RUB 1,066 million, respectively were recognized as part of loss from discontinued operation in the accompanying consolidated statements of profit or loss.

For the years ended December 31, 2020, 2019 and 2018, expenses recognized in respect of variable lease payments not included on the measurement of lease liabilities and short-term leases amounted to:

	2020	2019	2018

Variable lease payments	9,542	8,522	1,934
Short-term leases	195	203	173

Total	9,737	8,725	2,107

The following table presents future minimum lease payments under lease arrangements together with the present value of the net minimum lease payments as at December 31, 2020 and 2019:

	December 31,
	2020	2019
Minimum lease payments, including:
Current portion (less than 1 year)	27,094	27,650
More than 1 to 5 years	98,737	100,005
Over 5 years	93,520	106,411
Total minimum lease payments	219,351	234,066
Less amount representing interest	(68,537)	(78,758)
Present value of net minimum lease payments, including:
Current portion (less than 1 year)	16,177	15,228
More than 1 to 5 years	66,784	63,016
Over 5 years	67,853	77,064
Total present value of net minimum lease payments	150,814	155,308
Less current portion of lease obligations	(16,177)	(15,228)
Non-current portion of lease obligations	134,637	140,080

Total cash outflows for leases for the years ended December 31, 2020, 2019 and 2018 totaled to RUB 36,963, RUB 38,545 and RUB 29,368 million, of which RUB 12,173, RUB 14,666 and RUB 13,684 million was included in interest paid.

A minor part of the Group’s lease contracts for retail stores include variable payments that depend on sales volume of the respective store.

The Group’s lease contracts include typical restrictions and covenants common for local business practice, such as the responsibility of the Group for regular maintenance and repair of the lease assets and their insurance, redesign and conduction of permanent improvements only with the consent of the lessor, and use of the leased asset in accordance with current legislation.